THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	COMMON STOCKS — 7.0%
	INSURANCE - 7.0%
5	Berkshire Hathaway, Inc., Class A(a)	$ 3,061,205
	TOTAL COMMON STOCKS (Cost $594,820)

	EXCHANGE-TRADED FUNDS — 87.7%
	EQUITY - 87.7%
17,000	Financial Select Sector SPDR Fund	698,870
17,400	Invesco QQQ Trust Series 1	8,336,514
18,999	iShares Core S&P Small-Cap ETF	2,026,433
8,674	iShares Russell 2000 ETF	1,759,868
23,550	iShares Semiconductor ETF	5,808,137
11,400	SPDR Dow Jones Industrial Average ETF Trust	4,458,882
8,920	SPDR S&P 500 ETF Trust	4,854,442
39,484	VanEck Semiconductor ETF	10,293,478
	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,567,651)	38,236,624

	OPEN-END FUNDS — 1.8%
	EQUITY - 1.5%
14,317	Fidelity Low-Priced Stock Fund	670,167

	FIXED INCOME - 0.3%
58,722	Franklin Income Fund, Advisor Class	136,230
46	John Hancock High Yield Fund, Class I	138
129	PIMCO High Yield Fund, Institutional Class	1,023
		137,391

	TOTAL OPEN-END FUNDS (Cost $697,348)	807,558

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
SHORT-TERM INVESTMENTS — 3.5%
MONEY MARKET FUNDS - 3.5%
1,528,618	First American Government Obligations Fund, Class X, 5.23% (Cost $1,528,618)(b)	$ 1,528,618

	TOTAL INVESTMENTS - 100.0% (Cost $14,388,437)	$ 43,634,005
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	19,172
	NET ASSETS - 100.0%	$ 43,653,177

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven-day effective yield as of June 30, 2024.